26. EMPLOYEE BENEFITS (Details 5) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details 5
Actuarial losses and (gains)		R$ 166,540	R$ 393,743	R$ (137,859)
Return on plan assets (less interest income)		(36,627)	(427,523)	147,728
Change in the asset's limit (excluding the interest revenue)		(97,882)	41,796	(4,208)
Total	[1]	32,031	8,016	5,661
Actuarial losses and (gains) recognized in other comprehensive income		32,037	8,023	5,665
Unrecognized actuarial (gains)		(6)	(7)	(4)
Total cost of actuarial losses and (gains)	[1]	R$ 32,031	R$ 8,016	R$ 5,661

[1]	Actuarial (gain)/loss results from the fluctuation in the investments comprised in the CBS's asset portfolio.